Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
8.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill are as follows:

	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,686	2,419,542	388,363
Goodwill acquired	2,468,874	1,458,023	234,029
Impairment losses	(113,011)	—	—
Foreign currency translation adjustment	(7)	(1)	—

Balance as of December 31	2,419,542	3,877,564	622,392

Intangible assets

Finite-lived intangible assets

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	RMB	RMB	RMB	RMB
	(In thousands)
Land use right	223,309	(11,252)	—	212,057
Customer relationships	254,169	(40,168)	(1,031)	212,970
Software	132,414	(45,288)	(3,424)	83,702
Trademarks	320,527	(14,567)	—	305,960
User list	158,070	(23,418)	—	134,652
Others	37,183	(19,097)	(1,085)	17,001

	1,125,672	(153,790)	(5,540)	966,342

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In thousands)
Land use right	298,600	(16,498)	—	282,102	45,281
Customer relationships	307,104	(64,420)	—	242,684	38,953
Software	215,195	(75,131)	(2,347)	137,717	22,105
Trademarks	320,527	(46,639)	—	273,888	43,962
User list	233,570	(78,205)	—	155,365	24,938
Licensed copyrights of video contents	411,666	(79,842)	—	331,824	53,261
Others	181,250	(27,575)	—	153,675	24,667

	1,967,912	(388,310)	(2,347)	1,577,255	253,167

Amortization expense of intangible assets for the years ended December 31, 2010, 2011 and 2012 was RMB10.25 million, RMB65.67 million and RMB234.00 million (US$37.56 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2013	474,571	76,174
2014	244,701	39,277
2015	121,525	19,506
2016	84,749	13,603
2017	79,185	12,710

Indefinite-lived intangible assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,502
Trademarks	3,550	1,050	169
License	2,000	—	—

	14,910	10,410	1,671
Impairment loss	(2,500)	—	—

	12,410	10,410	1,671